SUMMARY OF COMMON STOCK OPTION ACTIVITY (Details) - Warrant [Member] - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2023	Nov. 30, 2022	Feb. 28, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding, Beginning Balance	95,725,000
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 0.02
Weighted Average Remaining Years, Outstanding, (in years)	4 years 6 months	4 years 9 months	4 years 9 months
Number of Warrants, Issued		100,000,000
Weighted Average Exercise Price, Issued		$ 0.02
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants, Forfeited, extinguished and cancelled	(13,025,000)	(4,275,000)
Weighted Average Exercise Price, Forfeited, extinguished and cancelled	$ 0.02	$ 0.02
Weighted Average Remaining Years, Forfeited, extinguished and cancelled (in years)	4 years 9 months	4 years 9 months
Number of Warrants, Outstanding, Ending Balance	82,700,000	95,725,000	95,725,000
Weighted Average Exercise Price, Outstanding Ending Balance	$ 0.02	$ 0.02	$ 0.02
Weighted Average Remaining Years, Issued (in years)	4 years 9 months